Taxes - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes.
Statutory rate in the PRC	25.00%	25.00%	25.00%
Effect of the PRC preferential tax rate	(11.90%)	(10.30%)	(10.00%)
R&D additional deduction	(1.50%)	(0.80%)	(0.90%)
Reversal due to tax period difference	(14.30%)	0.00%	0.00%
Changes in valuation allowance	1.10%	0.00%	0.00%
Non-deductible expenses	10.50%	0.10%	0.10%
Effective tax rate	8.90%	14.00%	14.20%